Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 37.5%		Shares	Value
Aerospace & Defense - 2.6%
Airbus SE (a)		1,101	$255,373
Northrop Grumman Corp. (a)		541	329,642
			585,015

Agriculture - 0.9%
Archer-Daniels-Midland Co. (a)		3,284	196,186

Auto Manufacturers - 1.0%
Li Auto, Inc. - ADR (a)(b)		2,253	57,091
Tesla, Inc. (a)(b)		382	169,883
			226,974

Biotechnology - 1.4%
Corteva, Inc. (a)		4,503	304,538

Building Materials - 2.3%
Martin Marietta Materials, Inc. (a)		372	234,464
Vulcan Materials Co. (a)		927	285,164
			519,628

Chemicals - 1.8%
Air Liquide SA (a)		1,031	214,254
Nutrien Ltd. (a)		3,025	177,598
			391,852

Commercial Services - 2.7%
Automatic Data Processing, Inc. (a)		1,423	417,650
United Rentals, Inc. (a)		177	168,975
			586,625

Computers - 0.4%
Apple, Inc. (a)		386	98,287

Electric - 1.1%
NextEra Energy, Inc. (a)		715	53,975
Sempra (a)		2,001	180,050
			234,025

Healthcare - Products - 2.9%
Abbott Laboratories (a)		2,913	390,167
Edwards Lifesciences Corp. (a)(b)		3,238	251,819
			641,986

Home Builders - 0.5%
D.R. Horton, Inc. (a)		628	106,427

Home Furnishings - 1.3%
Sony Group Corp. - ADR (a)		9,642	277,593

Insurance - 0.0%(c)
Sony Financial Group, Inc. - ADR (b)		1,928	1,427

Iron & Steel - 1.3%
Nucor Corp. (a)		642	86,946
Vale SA - ADR (a)		18,066	196,197
			283,143

Machinery - Diversified - 1.3%
Deere & Co. (a)		646	295,390

Mining - 3.0%
BHP Group Ltd. - ADR (a)		2,893	161,285
Newmont Corp. (a)		3,124	263,384
Rio Tinto PLC - ADR (a)		3,683	243,115
			667,784

Oil & Gas - 1.7%
Equinor ASA - ADR (a)		6,072	148,035
Suncor Energy, Inc. (a)		5,678	237,397
			385,432

Pharmaceuticals - 0.2%
Sanofi SA - ADR (a)		1,062	50,126

Pipelines - 1.7%
Cheniere Energy, Inc. (a)		1,570	368,919

Retail - 1.0%
Yum! Brands, Inc. (a)		1,517	230,584

Semiconductors - 4.0%
Advanced Micro Devices, Inc. (a)(b)		783	126,682
ASML Holding NV (a)		195	188,778
Microchip Technology, Inc. (a)		505	32,431
Micron Technology, Inc. (a)		1,245	208,313
NVIDIA Corp. (a)		1,794	334,724
			890,928

Software - 1.8%
Electronic Arts, Inc. (a)		1,081	218,038
Snowflake, Inc. - Class A (a)(b)		796	179,538
			397,576

Telecommunications - 1.8%
Cisco Systems, Inc. (a)		5,843	399,778

Water - 0.8%
American Water Works Co., Inc. (a)		1,246	173,431
TOTAL COMMON STOCKS (Cost $7,622,651)			8,313,654

EXCHANGE TRADED FUNDS - 0.8%
iShares Ethereum Trust ETF(a)(b)		5,501	173,337
TOTAL EXCHANGE TRADED FUNDS (Cost $172,127)			173,337

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%
Public Storage (a)		47	13,576
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $13,422)			13,576

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 37.7%
First American Government Obligations Fund - Class X, 4.05%(a)(d)(e)		8,337,827	8,337,827
TOTAL MONEY MARKET FUNDS (Cost $8,337,827)			8,337,827

TOTAL INVESTMENTS - 76.1% (Cost $16,146,027)			16,838,394
Other Assets in Excess of Liabilities - 23.9%			5,291,039
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$22,129,433
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement

(a)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of September 30, 2025 is $16,782,618.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Securities Sold Short
September 30, 2025 (Unaudited)

COMMON STOCKS - (11.2)%	Shares	Value
Beverages - (2.3)%
Constellation Brands, Inc. - Class A	(1,259)	$(169,550)
Fomento Economico Mexicano SAB de CV - ADR	(691)	(68,153)
PepsiCo, Inc.	(1,963)	(275,684)
		(513,387)

Chemicals - (0.5)%
Dow, Inc.	(5,015)	(114,994)

Food - (2.6)%
Conagra Brands, Inc.	(9,637)	(176,453)
General Mills, Inc.	(4,135)	(208,487)
Kraft Heinz Co.	(6,902)	(179,728)
		(564,668)

Healthcare - Products - (1.0)%
Zimmer Biomet Holdings, Inc.	(2,153)	(212,071)

Healthcare - Services - (0.2)%
Elevance Health, Inc.	(109)	(35,220)

Insurance - (0.2)%
Arch Capital Group Ltd.	(564)	(51,172)

Pharmaceuticals - (2.2)%
Merck & Co., Inc.	(2,517)	(211,252)
Zoetis, Inc.	(1,930)	(282,397)
		(493,649)

Software - (2.2)%
Paychex, Inc.	(1,929)	(244,520)
Roper Technologies, Inc.	(502)	(250,342)
		(494,862)

Transportation - (0.0)%(a)
Canadian Pacific Kansas City Ltd.	(90)	(6,704)
TOTAL COMMON STOCKS (Proceeds $2,920,721)		(2,486,727)

TOTAL SECURITIES SOLD SHORT - (11.2)% (Proceeds $2,920,721)		$(2,486,727)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Represents less than 0.05% of net assets.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Futures Contracts
September 30, 2025 (Unaudited)

The Cambria Chesapeake Pure Trend ETF & Cambria Chesapeake Pure Trend Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial, Inc.:
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	69	03/16/2027	$12,109,961	$4,051
3 Month Euribor	41	12/13/2027	11,771,012	1,994
3 Month Swiss Average Overnight Rate	57	03/16/2027	17,923,317	(2,902)
3-Month Secured Overnight Financing Rate	54	03/14/2028	13,070,700	5,844
Arabica Coffee (a)	3	12/18/2025	421,706	81,603
AUD/USD Cross Currency Rate	6	12/15/2025	397,320	(2,463)
Australian 90 Day Bank Bills	74	12/10/2026	48,634,445	5,673
British Pound/US Dollar Cross Currency Rate	11	12/15/2025	924,756	(9,091)
Copper (a)	1	12/29/2025	121,412	8,058
Crude Palm Oil (a)	15	12/15/2025	387,787	(6,843)
Crude Soybean Oil (a)	9	12/12/2025	267,246	(22,840)
Euro/US Dollar Cross Currency Rate	7	12/15/2025	1,031,800	(645)
Euro-BTP Italian Government Bonds	7	12/08/2025	985,688	4,007
Feeder Cattle (a)	7	11/20/2025	1,257,725	5,389
Gold (a)	4	12/29/2025	1,549,280	196,821
ICE 3 Month SONIA Rate	6	03/14/2028	1,944,366	482
ICE European Climate Exchange Emissions (a)	2	12/15/2025	177,943	(2,859)
Lean Hogs (a)	15	12/12/2025	532,350	(3,377)
Live Cattle (a)	16	12/31/2025	1,502,560	13,038
London Metals – Tin (a)	2	12/15/2025	355,000	7,783
London Metals – Zinc (a)	5	12/15/2025	371,143	(1,463)
Low Sulphur Gas Oil (a)	5	11/12/2025	343,500	(6,519)
NY Harbor ULSD (a)	4	10/31/2025	390,449	(4,201)
Palladium (a)	2	12/29/2025	257,480	36,471
Platinum (a)	7	01/28/2026	561,995	918
SGX TSI Iron Ore (a)	53	10/31/2025	549,610	10,335
Short-term Euro-BTP	63	12/08/2025	7,989,924	(2,803)
Silver (a)	3	12/29/2025	699,600	111,361
Swiss Franc/US Dollar Cross Currency Rate	5	12/15/2025	792,063	(1,992)
U.S. Treasury 10 Year Notes	19	12/19/2025	2,137,500	(18,136)
U.S. Treasury 5 Year Note	33	12/31/2025	3,603,445	(22,855)
UK Emissions Trading Registry Allowance (a)	4	12/15/2025	291,115	24,148
US 3 Year Notes	24	12/31/2025	5,106,000	(23,519)
				$385,468
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
30 Day Federal Funds Rate	(36)	01/30/2026	$14,454,406	$(6,144)
Austrailian Government 10 Year Bonds	(17)	12/15/2025	1,277,187	6,831
Canadian Dollar/US Dollar Cross Currency Rate	(15)	12/16/2025	1,081,500	7,221
Corn No. 2 Yellow (a)	(23)	12/12/2025	477,825	13,257
Cotton No.2 (a)	(14)	12/08/2025	460,390	13,368
Euro BUXL 30 Year Bonds	(5)	12/08/2025	672,573	(8,477)
Euro-BOBL	(12)	12/08/2025	1,661,128	2,357
Euro-Bund	(13)	12/08/2025	1,963,916	(2,029)
Euro-Schatz	(21)	12/08/2025	2,639,743	2,767
Hard Red Winter Wheat (a)	(12)	12/12/2025	298,650	16,738
Japanese 10 Year Government Bonds	(4)	12/15/2025	3,677,828	33,026
Japanese Yen/US Dollar Cross Currency Rate	(14)	12/15/2025	1,192,450	1,998
London Metals - Lead (a)	(10)	12/15/2025	495,493	2,767
London Metals - Nickel (a)	(5)	12/15/2025	456,313	(310)
London Metals - Zinc (a)	(7)	12/15/2025	519,599	(36,091)
Long Gilt	(11)	12/29/2025	1,345,234	(6,407)
Soybean Meal (a)	(18)	12/12/2025	491,940	38,907
Soybeans (a)	(10)	11/14/2025	500,875	23,361
Sugar #11 (a)	(30)	02/27/2026	557,760	(16,618)
U.S. Treasury 2 Year Notes	(24)	12/31/2025	5,001,563	3,849
U.S. Treasury Long Bonds	(7)	12/19/2025	816,156	(16,652)
Wheat (a)	(16)	12/12/2025	406,400	14,718
				$88,437
Net Unrealized Appreciation (Depreciation)				$473,905

(a)	All or a portion of the investment is a holding of the Cambria Chesapeake Cayman Subsidiary.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	12/17/2025	BRL	4,486,000	USD	817,407	$9,357
StoneX Financial, Inc.	12/17/2025	CLP	112,044,000	USD	117,693	(1,178)
StoneX Financial, Inc.	12/17/2025	CNH	9,330,000	USD	1,324,062	(7,739)
StoneX Financial, Inc.	10/15/2025	COP	4,130,816,000	USD	1,055,206	(2,520)
StoneX Financial, Inc.	12/17/2025	CZK	20,640,000	USD	996,701	2,093
StoneX Financial, Inc.	12/17/2025	HUF	294,116,000	USD	876,255	6,575
StoneX Financial, Inc.	12/17/2025	ILS	4,224,000	USD	1,272,289	6,657
StoneX Financial, Inc.	12/17/2025	MXN	25,859,000	USD	1,382,882	15,686
StoneX Financial, Inc.	12/17/2025	NOK	8,048,000	USD	814,807	(8,052)
StoneX Financial, Inc.	12/17/2025	PLN	2,560,000	USD	705,380	(685)
StoneX Financial, Inc.	12/17/2025	SEK	7,204,000	USD	777,984	(8,199)
StoneX Financial, Inc.	12/17/2025	SGD	1,205,000	USD	947,350	(7,116)
StoneX Financial, Inc.	12/17/2025	THB	37,234,000	USD	1,179,933	(23,335)
StoneX Financial, Inc.	10/15/2025	TWD	22,868,000	USD	758,175	(6,931)
StoneX Financial, Inc.	12/17/2025	USD	1,758,552	CNH	12,440,000	3,456
StoneX Financial, Inc.	10/15/2025	USD	1,081,634	IDR	17,805,000,000	13,359
StoneX Financial, Inc.	12/17/2025	USD	547,861	INR	49,000,000	(1,458)
StoneX Financial, Inc.	12/17/2025	USD	682,495	KRW	943,486,000	7,346
StoneX Financial, Inc.	12/17/2025	USD	369,120	NZD	618,000	9,150
StoneX Financial, Inc.	10/15/2025	USD	326,039	PHP	19,006,000	(366)
StoneX Financial, Inc.	12/17/2025	ZAR	19,108,000	USD	1,091,157	10,097
Net Unrealized Appreciation (Depreciation)						$16,197

BRL - Brazilian Real
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Cambria Chesapeake Pure Trend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,313,654	$–	$–	$8,313,654
Exchange Traded Funds	173,337	–	–	173,337
Real Estate Investment Trusts - Common	13,576	–	–	13,576
Money Market Funds	8,337,827	–	–	8,337,827
Total Investments	$16,838,394	$–	$–	$16,838,394

Other Financial Instruments:
Futures Contracts*	$699,141	$–	$–	$699,141
Forward Currency Contracts*	–	83,776	–	83,776
Total Other Financial Instruments	$699,141	$83,776	$–	$782,917

Liabilities:
Investments:
Common Stocks	$(2,486,727)	$–	$–	$(2,486,727)
Total Investments	$(2,486,727)	$–	$–	$(2,486,727)

Other Financial Instruments:
Futures Contracts*	$(225,236)	$–	$–	$(225,236)
Forward Currency Contracts*	–	(67,579)	–	(67,579)
Total Other Financial Instruments	$(225,236)	$(67,579)	$–	$(292,815)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Consolidated Schedule of Investments and Securities Sold Short for further disaggregation of investment categories.